UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

1-888-898-4107
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

High Income Securities Fund
Portfolio of Investments
May 31, 2019 (Unaudited)

INVESTMENT COMPANIES - 31.18%	Shares	Value
Closed-End Funds - 25.64%
Eaton Vance Limited Duration Income Fund	52,942	$665,481
First Trust High Income Long/Short Fund	77,813	1,111,948
First Trust Senior Floating Rate 2022 Target Term Fund	53,792	477,135
Invesco Dynamic Credit Opportunities Fund	226,646	2,456,843
Invesco High Income Trust II	40,843	581,604
Invesco Senior Income Trust	590,964	2,458,410
Neuberger Berman High Yield Strategies Fund, Inc.	56,631	645,593
PGIM Global High Yield Fund, Inc.	102,712	1,408,182
Western Asset Corporate Loan Fund, Inc.	138,607	1,330,627
Western Asset Global High Income Fund, Inc.	46,882	449,598
Western Asset High Income Fund II, Inc.	80,468	521,433
Western Asset High Income Opportunity Fund, Inc.	273,365	1,331,288
		13,438,142
Business Development Companies - 5.54%
Apollo Investment Corp.	51,300	796,689
Barings BDC, Inc.	57,668	570,913
FS KKR Capital Corp.	243,009	1,450,764
Portman Ridge Finance Corp.	31,377	84,718
		2,903,084
Total Investment Companies (Cost $16,712,523)		16,341,226

CONVERTIBLE PREFERRED STOCKS 0.06%
Basic Materials - 0.00%
Smurfit-Stone Container Corp. Escrow, 0% (c)	65,720	657
Energy - 0.06%
Nine Point Energy, 6.75% (c)	24	28,233
Total Convertible Preferred Stocks (Cost $24,000)		28,890

OTHER COMMON STOCKS - 0.04%
Energy - 0.04%
MWO Holdings, LLC (Units) (c)	39	3,159
Nine Point Energy (c)	1,190	17,184
Total Other Common Stocks (Cost $40,372)		20,343

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 12.66% (a)
Agba Acquisition Ltd. Units (g)	36,750	368,970
Black Ridge Acquisition Corp.	200,000	2,062,400
Forum Merger II Corp.	55,000	550,000
Gordon Pointe Acquisition Corp	89,411	919,145
Landcadia Holdings II, Inc. Units	69,000	691,380
Leisure Acquisition Corp.	14,563	147,398
RMG Acquisition Corp. Units	100,000	1,003,000
Sentinel Energy Services, Inc.	20,000	202,800
Wealthbridge Acquisition Corp. (g)	70,000	691,600
Total Special Purpose Acquisiton Vehicles (Cost $6,612,198)		6,636,693

	Principal
	Amount
CONVERTIBLE NOTES - 0.00%
Communication Services - 0.00%
Powerwave Technologies, Inc. Unsecured
3.875%, 10/01/2027 (b)(c)(d)	$1,160,000	$116
Total Convertible Notes (Cost $1,033,950)		116

CORPORATE NOTES - 0.10%
Communication Services - 0.10%
Windstream Services, LLC Company Guaranty Senior Unsecured
9.000%, 06/30/2025 (b)(d)(f)	80,000	53,000
Total Corporate Notes (Cost $93,877)		53,000

SENIOR SECURED NOTES - 0.00%
Communication Equipment - 0.00%
Avaya, Inc. Escrow
7.000%, 04/01/2019 (b)(c)(d)	300,000	0
Total Senior Secured Notes (Cost $0)		0

	Shares
MONEY MARKET FUNDS - 57.64%
Fidelity Institutional Government Portfolio - Institutional Class, 2.27% (e)	15,106,992	$15,106,992
STIT-Treasury Portfolio - Institutional Class, 2.29% (e)	15,106,992	15,106,992
Total Money Market Funds (Cost $30,213,984)		30,213,984

Total Investments (Cost $54,730,904) - 101.68%		53,294,252
Liabilities in Excess of Other Assets - (1.68)%		(878,173)
TOTAL NET ASSETS - 100.00%		$52,416,079

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at May 31, 2019.
(c)	Fair valued securities. The total market value of these securities was $49,349, representing 0.09% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at May 31, 2019.
(f)	Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $53,000, acquired January 8, 2013, which was 0.10% of its net assets.
(g)	Foreign-issued security.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$13,438,142	$-	$-	$13,438,142
Business Development Companies	2,903,084	-	-	2,903,084
Convertible Preferred Stocks
Basic Materials	-	-	657	657
Energy	-	-	28,233	28,233
Other Common Stocks
Energy	-	-	20,343	20,343
Special Purpose Acquisition Vehicles	4,392,093	2,244,600	-	6,636,693
Convertible Notes	-	-	116	116
Corporate Notes	-	53,000	-	53,000
Senior Secured Notes	-	-	0	0
Money Market Funds	30,213,984	-	-	30,213,984
Total	$50,947,303	$2,297,600	$49,349	$53,294,252

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not hold derivative instruments during the period ended May 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          High Income Securities Fund

By (Signature and Title) /s/ Andrew Dakos
   Andrew Dakos, President

Date      7/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
   Andrew Dakos, President

Date      7/18/2019

By (Signature and Title) /s/ Thomas Antonucci
Thomas Antonucci, Treasurer

Date      7/18/2019